Organization and description of business operations - Initial Public Offering (Details) $ / shares in Units, $ in Millions	Aug. 30, 2022 USD ($) $ / shares shares	Aug. 09, 2022 D $ / shares shares	Sep. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Apr. 15, 2020 $ / shares
Initial Public Offering
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Price per share				$ 12.05
Initial public offering
Initial Public Offering
Common stock, par value (in dollars per share)		$ 0.0001
Shares agreed to sell (in shares) | shares		1,545,454
Purchase price per share (in dollars per share)		$ 4.83
Price per share		$ 5.25
Net proceeds from issuance | $	$ 6.0
Underwriter fees and commissions | $	0.8
Offering costs | $	$ 1.4
Number of warrants issued (in shares) | shares	108,181
Exercise price of warrants (in dollars per share)	$ 6.5625
Overallotment option
Initial Public Offering
Shares agreed to sell (in shares) | shares		231,818
Number of days option provided | D		45